Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022			$ 38,571,534	$ (17,081,329)	$ (1,281,864)	$ (152,126)	$ 20,056,215
Balance, shares at Dec. 31, 2022	[1]	60,945,313
Capital Contributions			171,873				171,873
Net Loss				(267,911)		(10,715)	(278,626)
Foreign Currency Translation Adjustment					(880,073)		(880,073)
Issuance of ordinary shares on conversion of convertible notes			5,772,394				5,772,394
Balance at Jun. 30, 2023			44,515,801	(17,349,240)	(2,161,937)	(162,841)	24,841,783
Balance, shares at Jun. 30, 2023	[1]	60,945,313
Balance at Dec. 31, 2023			44,515,833	(33,147,713)	(1,953,766)	(398,447)	9,015,907
Balance, shares at Dec. 31, 2023	[1]	2,923,325
Shares based compensation granted to employees
Shares based compensation granted to employees, shares	[1]	438,498
Capital Contributions
Net Loss				(335,901)		(9,710)	(345,611)
Foreign Currency Translation Adjustment					43,111		43,111
Balance at Jun. 30, 2024			$ 44,515,833	$ (33,483,614)	$ (1,910,655)	$ (408,157)	$ 8,713,407
Balance, shares at Jun. 30, 2024	[1]	3,361,823

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)